COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments to the Innovation Authority (formerly the Office of the Chief Scientist) of the Israeli Ministry of Economy, or Innovation Authority:

Under the research and development agreements between the Company and the Innovation Authority and the Company's Israeli subsidiary and the Innovation Authority and pursuant to applicable laws, the Company and its Israeli subsidiary are required to pay royalties at the rate of 3.5% of revenues derived from sales of products developed with funds provided by the Innovation Authority and ancillary services, up to an amount equal to 100% of the Innovation Authority research and development grants received, linked to the U.S. dollars plus interest on the unpaid amount received based on the 12-month LIBOR rate applicable to U.S. dollar deposits. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales no payment is required. During 2014 and 2015, the Company's Israeli subsidiary received grants amounted to $ 118 and $ 134, respectively, from the Innovation Authority. Following the cancelation of 2015 project, the Company's Israeli subsidiary returned the $ 134 advance grant received in 2015. The Company did not receive any grants from the Innovation Authority in 2016.

Royalties paid to the Innovation Authority amounted to $ 83, $ 42 and $ 17 for the years ended December 31, 2014, 2015 and 2016, respectively, which were recorded in cost of revenues. As of December 31, 2016, the Company and its Israeli subsidiary had remaining contingent obligations to pay royalties in the amount of approximately $ 1,764.

b.	Royalty commitments to a third party:

During 2002, the Company entered into a development agreement for planning, developing and manufacturing a security system with a third party. Under the agreement, the Company agreed to pay the third party royalty fees based on a defined formula. As of December 31, 2016, royalty commitments under the agreement amounted to $ 55.

c.	Lease commitments:

The Company rents certain of its facilities and some of its motor vehicles under various operating lease agreements, which expire on various dates, the latest of which is in 2029.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2017	$867
2018	483
2019	323
2020	206
2021	180
2022 and there after	1,080

$3,139

Total rent expenses for the years ended December 31, 2014, 2015 and 2016 were approximately $ 1,135, $ 1,176 and $ 1,121, respectively.

d.	Guarantees:

As of December 31, 2016 and 2015, the Company had credit lines of approximately $ 17,744 and $ 22,829, out of which $ 3,333 and $ 5,744 were utilized for bank performance guarantees and advance payment guarantees and bid bond guarantees from several banks, mainly in Israel and Canada.

e.
The Company's Canadian subsidiary has undertaken to maintain a general covenant and the following financial ratio and term in respect of its outstanding credit lines: a ratio of total liabilities to tangible net worth of not greater than 0.75:1. As of December 31, 2016, the Company's Canadian subsidiary was in compliance with the ratio and term.

f.	Restricted deposits:

As of December 31, 2016 the Company’s restricted deposits relate mainly to the acquisition of Aimetis and to several projects in order to guarantee the Company's performance under those projects.

g.	Legal proceedings:

1.
On January 11, 2017, the Company was requested by one of its foreign customers to settle an alleged debt following a post clearance audit performed by the customer's local revenue authority in relation to the customer's operations. The Company received the post clearance audit findings in March 2017 and believes that the local revenue authority's findings, as well as the customer’s request are erroneous. Based on the preliminary review by the internal legal counsel, management believes that this matter will not have a material adverse effect on the Company's financial position or results of operations.

2.
The Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.